                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00082
                                 -------------
                                   CGM TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
-------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end:  December 31, 2004
                          --------------------

Date of reporting period: June 30, 2004
                          --------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

297th Quarterly Report
June 30, 2004

A No-Load Fund




[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Mutual Fund declined -3.8% during the second quarter of 2004 while the unmanaged Standard and Poor's 500 Index rose 1.7% and the Merrill Lynch Master Bond Index declined -2.5%. For the first six months of the year, CGM Mutual Fund returned 0.01%, the unmanaged S&P 500 Index rose 3.4%, and the Merrill Lynch Master Bond Index increased 0.13%.

A check of vital signs confirms an economic expansion is well under way with new gains in employment numbers in the lead. Payrolls have added approximately 210,000 new jobs each month since January 1 for a total of 1.3 million jobs through June 2004--a far cry from the media's so-called "jobless recovery" of late last year. Gross Domestic Product increased 3.9% during the first quarter of 2004 and it looks as though the expansion rate for the second quarter will be about the same. Consumer spending--the early leader in this recovery-- continues to increase though it is no longer considered robust. June spending levels fell off, we suspect, because consumers were discouraged by the daily drumbeat of Iraqi war news and reports of terrorism around the world. And, election year rhetoric is likely taking its toll on the consumer psyche as well. On a more positive note, the flip side of the economy--capital spending by corporations--is on an upswing, fueling optimism for a continuing recovery.

Consumers are not alone in their worries about events overseas. The general uncertainty associated with developments in Iraq weighs heavily on investor confidence as well. However, the biggest questions facing investors these days have to do with inflation: How much and how fast? So far, inflation has kicked in this year at a higher rate than we expected, largely as a result of a jump in commodities prices driven by demand from China and the Pacific Rim. Though recent numbers suggest that business may be slowing in these countries, what if the economy continues to expand from current levels? The Federal Reserve Board's June 30 move to boost its target on the Federal Funds rate one quarter of one percent was so widely anticipated, the stock market barely took notice of the event and the bond market actually rose in response. For now, interest rates, while up from their lows, are still accommodating. At June 30, long term (10-year) bond yields were up to 4.6%, 30-year mortgage rates were 6.25% and three-month treasury bills were yielding 1.32%.

Stock market behavior has been somewhat puzzling so far this year. Corporate profits since the beginning of the year have been impressive with estimates of year-to-year gains of more than 25% in the first quarter of this year. Yet the equity market as measured by the S&P 500 Index is up only 3.4% in 2004 through June 30. We are inclined to think equities may be marking time for valuations to become even more attractive as earnings move higher. And, we believe investors may need to see more of the recovery accompanied by only modest inflation before stock prices react. In anticipation of stronger capital spending, we are invested in companies poised to benefit from that sector of the economy.

CGM Mutual Fund is approximately 28% invested in short-term government securities. The Fund's three largest equity positions are in the housing and building materials, telephone and oil refining industries. The Fund's three largest stock holdings are Lennar Corporation, D.R. Horton, Inc. and Mobile TeleSystems OJSC ADR.

                                               /s/ Robert L. Kemp

                                                   Robert L. Kemp
                                                   President

July 2, 2004

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2004

                                                CGM         THE FUND'S AVERAGE
                                            MUTUAL FUND     ANNUAL TOTAL RETURN
                                           -------------    -------------------

10 Years ................................     +91.5%               +6.7%
 5 Years ................................      -2.1                -0.4
 1 Year .................................     +23.4               +23.4
 3 Months ...............................      -3.8                 --

The percentage figures for the Fund are based upon the beginning net asset values of $26.60, $29.25, $18.80 and $23.92, respectively, and the June 30, 2004 net asset value of $22.92 per share assuming the reinvestment of income dividends and capital gains during such respective periods. These percentage figures above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Commencing July 1, 2003 and ending June 30, 2004 Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, each total return for the period ending June 30, 2004 would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President
W. DUGAL THOMAS, Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                               NUMBER OF
                                                                                                             FUNDS IN THE
                                                                       PRINCIPAL OCCUPATION DURING            CGM FUNDS
                                         POSITION HELD AND                 PAST FIVE YEARS AND                 COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED             OTHER DIRECTORSHIPS HELD              OVERSEEN
---------------------                  ---------------------           ----------------------------            --------
INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993                  Employee, CGM; Part Owner,              4
  age 63                                                                  Kenbob, Inc. (managing partner
                                                                          of CGM)

Robert L. Kemp*                       Trustee since 1990                  Employee, CGM; Part Owner,              4
  age 72                                                                  Kenbob, Inc. (managing
                                                                          partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                        Trustee since 1993                  Counsel (formerly, Partner),            4
  age 63                                                                  Harter, Secrest & Emery LLP
                                                                          (law firm); Trustee, TT
                                                                          International U.S.A. Master
                                                                          and Feeder Trusts (four mutual
                                                                          funds)

Mark W. Holland                       Trustee since 2004                  President, Wellesley Financial          4
  age 54                                                                  Advisors, LLC; formerly Vice
                                                                          President and Chief Operating
                                                                          Officer, Fixed Income
                                                                          Management, Loomis, Sayles &
                                                                          Company L.P.; formerly
                                                                          Director, Loomis, Sayles &
                                                                          Company L.P.

Laurens MacLure                       Trustee since 1990                  Retired; formerly President             4
  age 79                                                                  and Chief Executive Officer,
                                                                          New England Deaconess
                                                                          Hospital; formerly Trustee,
                                                                          New England Zenith Fund;
                                                                          formerly Director,
                                                                          Massachusetts Blue Cross/Blue
                                                                          Shield

James Van Dyke Quereau, Jr.           Trustee since 1993                  Managing Partner and Director,          4
  age 55                                                                  Stratton Management Company
                                                                          (investment management);
                                                                          Director and Vice President,
                                                                          Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990                  Member, Ledgewood Law Firm, P.C.        4
  age 57

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990           Employee, CGM; Part Owner,              4
  age 63                                                                  Kenbob, Inc. (managing partner
                                                                          of CGM)

Robert L. Kemp*                       President since 1990                Employee, CGM; Part Owner,              4
  age 72                                                                  Kenbob, Inc. (managing partner
                                                                          of CGM)

David C. Fietze*                      Chief Compliance Officer            Employee - Legal counsel, CGM;          4
  age 35                              since 2004                          formerly counsel, Bartlett
  address:                                                                Hackett Feinberg, P.C.;
  222 Berkeley Street,                                                    formerly counsel, McLane,
  Boston, Massachusetts                                                   Graf, Raulerson & Middleton
  02116

Kathleen S. Haughton*                 Vice President since 1992           Employee - Investor Services            4
  age 44                              and Anti-Money Laundering           Division, CGM
  address:                            Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                       Treasurer since 2004                Employee - CGM; formerly Vice           4
  age 41                                                                  President - Tax and Treasury,
                                                                          AEW Capital Management L.P.

Leslie A. Lake*                       Vice President and Secretary        Employee - Office                       4
  age 59                              since 1992                          Administrator, CGM

Martha I. Maguire*                    Vice President since 1994           Employee - Funds Marketing,             4
  age 48                                                                  CGM

Mary L. Stone*                        Assistant Vice President            Employee - Portfolio                    4
  age 59                              since 1990                          Transactions, CGM

W. Dugal Thomas*                      Vice President since 1992           Employee - Director of                  4
  age 67                                                                  Marketing, CGM

                                                         CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                          DECEMBER 31, 1978 -- JUNE 30, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1978
---------------------------------------------------------------------------------------------------------------------------------
                -- AND HAD TAKEN ALL DIVIDENDS                           OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                   AND DISTRIBUTIONS IN CASH                                 GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
             --------------------------------------------------------------------------------------------------------------------
                                       During the Year
                                    You Would Have Received                                        Which Would Represent
                               ---------------------------------                             ------------------------------------
                                                                        The Value of                             A Cumulative
                The Net                                                 Your Original                               Change
              Asset Value        Per Share           Per Share           Investment              An                Expressed
    On          of Your        Capital Gains          Income               At Each             Annual           As An Index With
 December     Share Would      Distributions       Distributions          Year End           Total Return         December 31,
   31          Have Been            of                  of             Would Have Been            of              1978 = 100.0
--------------------------------------------------------------------------------------------------------------------------------
   1978         $12.83                                                                                               100.0
   1979          13.81              --                $ 0.72               $ 14.59             +  13.7%              113.7
   1980          14.85              --                  0.88                 16.75             +  14.8               130.5
   1981          13.90              --                  0.97                 16.77             +   0.1               130.6
   1982          18.16              --                  1.09                 23.65             +  41.0               184.1
   1983          18.81              --                  1.09                 25.99             +   9.9               202.3
   1984          17.01            $ 1.86                0.95                 27.63             +   6.3               215.0
   1985          21.53              --                  1.08                 37.16             +  34.5               289.2
   1986          22.86              2.75                0.94                 46.49             +  25.1               361.8
   1987          20.40              4.52                1.06                 52.86             +  13.7               411.4
   1988          19.94              --                  1.10                 54.55             +   3.2               424.6
   1989          22.34              0.95                0.93                 66.39             +  21.7               516.7
   1990          21.64              --                  0.93*                67.12             +   1.1               522.4
   1991          26.80              2.64                0.97                 94.57             +  40.9               736.1
   1992          26.02              1.42                0.93                100.34             +   6.1               781.0
   1993          28.88              1.93                0.86                122.21             +  21.8               951.3
   1994          25.05              --                  1.04                110.36             -   9.7               859.0
   1995          29.43              0.89                0.77                137.18             +  24.3              1067.7
   1996          31.42              4.15                0.74                169.69             +  23.7              1320.7
   1997          25.52              7.81                0.67                183.60             +   8.2              1429.0
   1998          26.36              0.25                0.98                198.66             +   8.2              1546.2
   1999          27.28              3.54                0.84                239.39             +  20.5              1863.2
   2000          23.38              --                  0.73                211.62             -  11.6              1647.1
   2001          20.47              --                  0.20                187.07             -  11.6              1456.0
   2002          16.65              --                  0.41                155.46             -  16.9              1209.9
   2003          23.00              --                  0.23                217.18             +  39.7              1690.2
   2004 (6/30)   22.92              --                  0.08                217.18             +   0.0              1690.2
                                  ------              ------                                   -------
     Totals                       $32.71              $21.19                                   +1590.2
--------------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.

Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

--------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for
2003 and 2004 and cumulative 25-year return would have been lower.

                                     CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2004
(unaudited)
COMMON STOCKS -- 73.6% OF TOTAL NET ASSETS
                                                                       SHARES        VALUE(a)
                                                                       ------        --------
AUTO AND RELATED -- 5.0%
  Toyota Motor Corporation ADR(b) ...........................          280,000      $  22,853,600
                                                                                    -------------
BANKS - MONEY CENTER -- 3.9%
  Citigroup, Inc. ...........................................          375,000         17,437,500
                                                                                    -------------
BUSINESS SERVICES -- 0.8%
  Research in Motion Limited(c) .............................           50,000          3,422,000
                                                                                    -------------
ELECTRONIC COMPONENTS -- 8.3%
  AU Optronics Corporation ADR(b) ...........................          804,000         13,137,360
  Harman International Industries, Inc. .....................          177,000         16,107,000
  National Semiconductor Corporation(c) .....................          390,000          8,576,100
                                                                                    -------------
                                                                                     37,820,460
                                                                                    -------------
ENGINEERING AND SCIENTIFIC COMPUTERS -- 2.9%
  Fluor Corporation .........................................          274,000         13,061,580
                                                                                    -------------
HOME PRODUCTS AND COSMETICS -- 5.3%
  Avon Products, Inc. .......................................          520,000         23,992,800
                                                                                    -------------
HOUSING AND BUILDING MATERIALS -- 12.3%
  D.R. Horton, Inc. .........................................          973,750         27,654,500
  Lennar Corporation ........................................          634,000         28,352,480
                                                                                    -------------
                                                                                     56,006,980
                                                                                    -------------
MISCELLANEOUS -- 1.7%
  3M Company ................................................           85,000          7,650,850
                                                                                    -------------
OIL - MAJOR INTERGRATED -- 3.7%
  ConocoPhillips ............................................          222,000         16,936,380
                                                                                    -------------
OIL REFINING -- 10.7%
  Amerada Hess Corporation ..................................          290,000         22,965,100
  Valero Energy Corporation .................................          348,000         25,668,480
                                                                                    -------------
                                                                                       48,633,580
                                                                                    -------------
STEEL -- 7.9%
  Nucor Corporation .........................................          295,000         22,644,200
  United States Steel Corporation ...........................          380,000         13,345,600
                                                                                    -------------
                                                                                       35,989,800
                                                                                    -------------
TELEPHONE -- 11.1%
  America Movil S.A. de C.V. ADR(b) .........................          640,000         23,276,800
  Mobile TeleSystems OJSC ADR(b) ............................          220,000         26,840,000
                                                                                    -------------
                                                                                       50,116,800
                                                                                    -------------
TOTAL COMMON STOCKS (Identified Cost $285,058,859) ..........                         333,922,330
                                                                                    -------------

BILLS -- 27.5%
                                                                    FACE
                                                                   AMOUNT
                                                                   ------
UNITIED STATES TREASURY -- 27.5%
  United States Treasury Bills, 0.000%, 7/01/04 .............     $  6,500,000      $   6,500,000
  United States Treasury Bills, 0.875%, 7/22/04 .............       52,800,000         52,771,789
  United States Treasury Bills, 1.002%, 8/12/04 .............        9,800,000          9,788,281
  United States Treasury Bills, 1.221%, 9/09/04 .............        9,000,000          8,978,373
  United States Treasury Bills, 1.237%, 9/16/04 .............       40,500,000         40,391,703
  United States Treasury Bills, 1.323%, 9/30/04 .............        6,500,000          6,478,095
                                                                                    -------------
                                                                                      124,908,241
                                                                                    -------------
TOTAL BILLS (Identified Cost $124,911,381) ..................                         124,908,241
                                                                                    -------------
SHORT-TERM INVESTMENT -- 0.4%

  American Express Credit Corporation,
    1.3%, 7/01/04 (Cost $1,850,000) .........................        1,850,000          1,850,000
                                                                                    -------------
TOTAL INVESTMENTS -- 101.5% (Identified Cost $411,820,240)(d) ................        460,680,571
  Cash and receivables .......................................................         21,566,242
  Liabilities ................................................................        (28,241,636)
                                                                                    -------------
TOTAL NET ASSETS -- 100.0% ...................................................      $ 454,005,177
                                                                                    =============
(a) See Note 1A.
(b) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(c) Non-income producing security.
(d) Federal Tax Information: At June 30, 2004, the net unrealized appreciation on investments based on cost of $411,820,240 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost ....................................      $  56,166,054
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value ....................................         (7,305,723)
                                                                                    -------------
    Net unrealized appreciation ..............................................      $  48,860,331
                                                                                    =============

                        See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2004
(unaudited)

ASSETS
  Investments at value (Identified
    cost -- $411,820,240) ...................................      $460,680,571
  Cash ......................................................             3,989
  Receivable for:
    Securities sold ........................      $20,741,280
    Shares of the Fund sold ................            3,140
    Dividends and interest                            817,833        21,562,253
                                                  -----------      ------------
                                                                    482,246,813
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased ...................       27,280,900
    Shares of the Fund redeemed ............          385,225
    Withholding tax                                   151,350        27,817,475
                                                  -----------

  Accrued expenses:
    Management fees ........................          263,156
    Trustees' fees .........................           18,003
    Accounting and Administration fees......            4,552
    Transfer agent fees ....................          105,288
    Other expenses .........................           33,162           424,161
                                                  -----------      ------------
                                                                     28,241,636
                                                                   ------------
NET ASSETS ..................................................      $454,005,177
                                                                   ============
  Net Assets consist of:
    Capital paid-in .........................................      $527,384,539
    Undistributed net investment income .....................         1,147,995
    Accumulated net realized loss ...........................      (123,387,688)
    Unrealized appreciation on investments -- net ...........        48,860,331
                                                                   ------------
NET ASSETS ..................................................      $454,005,177
                                                                   ============
  Shares of beneficial interest
    outstanding, no par value  ..............................        19,808,979
                                                                   ============
  Net asset value per share* ................................            $22.92
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value ($454,005,177 / 19,808,979).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2004
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $202,130) ..........      $  2,824,531
    Interest ................................................         2,045,052
                                                                   ------------
                                                                      4,869,583
                                                                   ------------
  Expenses
    Management fees .........................................         2,066,171
    Trustees' fees ..........................................            32,740
    Accounting and Administration ...........................            27,313
    Custodian ...............................................            48,279
    Transfer agent ..........................................           299,769
    Audit and tax services ..................................            19,000
    Legal ...................................................            43,378
    Printing ................................................            36,347
    Registration ............................................            11,504
    Miscellaneous ...........................................             1,134
                                                                   ------------
                                                                      2,585,635
    Less management fee waiver ..............................          (413,234)
                                                                   ------------
    Net expenses ............................................         2,172,401
                                                                   ------------
  Net investment income .....................................         2,697,182
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Realized gain on investments -- net .....................        52,056,537
    Unrealized depreciation -- net ..........................       (54,984,294)
                                                                   ------------
    Net loss on investments .................................        (2,927,757)
                                                                   ------------

NET CHANGE IN ASSETS FROM
  OPERATIONS ................................................      $   (230,575)
                                                                   ============

                See accompanying notes to financial statements.

                                       CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                               SIX MONTHS
                                                                  ENDED             YEAR ENDED
                                                              JUNE 30, 2004        DECEMBER 31,
                                                               (UNAUDITED)             2003
                                                              -------------        ------------
OPERATIONS
  Net investment income ................................       $  2,697,182        $  4,971,591
  Net realized gain from investments ...................         52,056,537          48,685,582
  Unrealized appreciation (depreciation) ...............        (54,984,294)         86,362,496
                                                               ------------        ------------
    Change in net assets from operations ...............           (230,575)        140,019,669
                                                               ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...........................         (1,608,288)         (4,912,490)
                                                               ------------        ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .........................          4,517,446           5,504,010
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...............          1,412,332           4,312,749
                                                               ------------        ------------
                                                                  5,929,778           9,816,759
  Cost of shares redeemed ..............................        (27,232,718)        (43,865,798)
                                                               ------------        ------------
    Change in net assets derived from capital share
      transactions .....................................        (21,302,940)        (34,049,039)
                                                               ------------        ------------
  Total change in net assets ...........................        (23,141,803)        101,058,140

NET ASSETS
  Beginning of period ..................................        477,146,980         376,088,840
                                                               ------------        ------------
  End of the period (including undistributed net
    investment income of $1,147,995 and $59,101,
    respectively) ......................................       $454,005,177        $477,146,980
                                                               ============        ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...........................            196,437             286,614
  Issued in connection with reinvestment of:
    Dividends from net investment income ...............             64,137             214,802
                                                               ------------        ------------
                                                                    260,574             501,416
  Redeemed .............................................         (1,195,111)         (2,345,801)
                                                               ------------        ------------
  Net change ...........................................           (934,537)         (1,844,385)
                                                               ============        ============

                       See accompanying notes to financial statements.

                                                    CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                        SIX MONTHS
                                          ENDED                             YEAR ENDED DECEMBER 31,
                                      JUNE 30, 2004    --------------------------------------------------------------
                                       (UNAUDITED)      2003          2002          2001(a)       2000          1999
                                       -----------      ----          ----          -------       ----          ----
For a share of the Fund outstanding
  throughout each period:

Net asset value at the
  beginning of period .........           $23.00        $16.65        $20.47        $23.38        $27.28        $26.36

Net investment income(b) ......             0.13(c)       0.23(c)       0.26(c)       0.19          0.74          0.83

Dividends from net investment
  income ......................            (0.08)        (0.23)        (0.41)        (0.20)        (0.73)        (0.84)
Distribution from net realized
  gain ........................               --            --            --            --            --         (3.54)
                                          ------        ------        ------        ------        ------        ------
Total Distributions ...........            (0.08)        (0.23)        (0.41)        (0.20)        (0.73)        (4.38)
                                          ------        ------        ------        ------        ------        ------

Net realized and unrealized
  gain (loss) on investments ..            (0.13)         6.35         (3.67)        (2.90)        (3.91)         4.47
                                          ------        ------        ------        ------        ------        ------
Net increase (decrease) in net
  asset value .................            (0.08)         6.35         (3.82)        (2.91)        (3.90)         0.92
                                          ------        ------        ------        ------        ------        ------
Net asset value at end of
  period ......................           $22.92        $23.00        $16.65        $20.47        $23.38        $27.28
                                          ======        ======        ======        ======        ======        ======

Total Return (%) ..............              0.0(d)       39.7(d)      (16.9)        (11.6)        (11.6)         20.5

Ratios:
Operating expenses to average
  net assets (%) ..............             0.95*         1.07          1.14          1.10          1.06          1.02
Operating expenses to average
  net assets before management
  fee waiver (%) ..............             1.13*         1.17           N/A           N/A           N/A           N/A
Net investment income to
  average net assets (%) ......             1.17*         1.23          1.30          1.00          2.99          2.86
Portfolio turnover (%) ........              304*          260           191           236           230           200
Net assets at end of period (in
  thousands) ($) ..............          454,005       477,147       376,089       498,972       654,468       908,928

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting
    Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04, decrease net realized and unrealized gains and losses per share by $0.04, and increase the ratio of net investment income to average net assets from 0.82% to 1.00%. Per share, ratios and supplemental data for periods prior to January 1,
    2001 have not been restated to reflect this change in presentation.
(b) Net of management fee waiver which
    amounted to ($) ...................     0.02          0.02            N/A           N/A           N/A           N/A
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) The total return would have been lower had the management fee not been reduced during the period.
  * Computed on an annualized basis.

                                    See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2003, there were capital loss carryovers available to offset future realized gains of $47,193,787 expiring in year 2008, $70,624,117 expiring in year 2009 and $57,484,584 expiring in year 2010.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. For tax purposes, for the year ended December 31, 2003 and for the six month period ended June 30, 2004, the Fund designated $4,912,490 and $1,608,288 as ordinary income, respectfully. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. For tax purposes for the year ended December 31, 2003, there was undistributed ordinary income of $59,101 and no capital gains except for the unrealized appreciation of $103,702,888.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2004, purchases and sales of securities other than United States government obligations and short-term investments aggregated $582,600,130 and $666,372,970, respectively. There were no purchases or sales of long-term United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2004, the Fund incurred management fees of $2,066,171, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion. Commencing July 1, 2003 and ending June 30, 2004 CGM agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. For the period ended June 30, 2004, CGM waived $413,234 of its management fee.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $27,313, for the period ended June 30, 2004, is shown separately in the financial statements.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended June 30, 2004 each other trustee was compensated by the CGM Funds with an annual fee of $50,000 (the financial expert receives an additional $30,000 annually) plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $7,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the period ended June 30, 2004 was $2,797 per trustee for the Fund.

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110


-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies

    Call 800-345-4048

Proxy voting policies are available without charge, upon request. These policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov.

-------------------------------------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.


MQR2 04                                                       Printed in U.S.A.

CGM
REALTY FUND

41st Quarterly Report
June 30, 2004

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Realty Fund declined -8.5% during the second quarter of 2004 while the unmanaged Standard and Poor's 500 Index rose 1.7% and the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index decreased -5.8% over the same period. For the first six months of the year, CGM Realty Fund returned 3.3%, the unmanaged S&P 500 Index rose 3.4%, and the NAREIT Equity REIT Index increased 5.5%.

A check of vital signs confirms an economic expansion is well under way with new gains in employment numbers in the lead. Payrolls have added approximately 210,000 new jobs each month since January 1 for a total of 1.3 million jobs through June 2004--a far cry from the media's so-called "jobless recovery" of late last year. Gross Domestic Product increased 3.9% during the first quarter of 2004 and it looks as though the expansion rate for the second quarter will be about the same. Consumer spending--the early leader in this recovery-- continues to increase though it is no longer considered robust. June spending levels fell off, we suspect, because consumers were discouraged by the daily drumbeat of Iraqi war news and reports of terrorism around the world. And, election year rhetoric is likely taking its toll on the consumer psyche as well. On a more positive note, the flip side of the economy--capital spending by corporations--is on an upswing, fueling optimism for a continuing recovery.

Consumers are not alone in their worries about events overseas. The general uncertainty associated with developments in Iraq weighs heavily on investor confidence as well. However, the biggest questions facing investors these days have to do with inflation: How much and how fast? So far, inflation has kicked in this year at a higher rate than we expected, largely as a result of a jump in commodities prices driven by demand from China and the Pacific Rim. Though recent numbers suggest that business may be slowing in these countries, what if the economy continues to expand from current levels? The Federal Reserve Board's

June 30 move to boost its target on the Federal Funds rate one quarter of one percent was so widely anticipated, the stock market barely took notice of the event and the bond market actually rose in response. For now, interest rates, while up from their lows, are still accommodating. At June 30, long term (10-year) bond yields were up to 4.6%, 30-year mortgage rates were 6.25% and three-month treasury bills were yielding 1.32%.

Stock market behavior has been somewhat puzzling so far this year. Corporate profits since the beginning of the year have been impressive with estimates of year-to-year gains of more than 25% in the first quarter of this year. Yet the equity market as measured by the S&P 500 Index is up only 3.4% in 2004 through June 30. We are inclined to think equities may be marking time for valuations to become even more attractive as earnings move higher. And, we believe investors may need to see more of the recovery accompanied by only modest inflation before stock prices react.

CGM Realty Fund is primarily invested in the housing and building materials industry and holds smaller positions in hotel and retail REITs. The Fund's three largest holdings are Hovnanian Enterprises, Inc., William Lyon Homes and D.R. Horton, Inc.

                                               /s/ Robert L. Kemp

                                                   Robert L. Kemp
                                                   President
July 2, 2004

                                CGM REALTY FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
----------------------------------------
Total Return for Periods Ended June 30, 2004

                                                             THE FUND'S
                                                CGM           AVERAGE
                                               REALTY          ANNUAL
                                                FUND        TOTAL RETURN
                                              --------     --------------
10 years ..............................       +389.0%          +17.2%
5 years ...............................       +152.7           +20.4
1 Year ................................       + 38.6           +38.6
3 Months ..............................       -  8.5             --

The adviser limited the Fund's total operating expenses to 1.00% of its average net assets from inception through December 31, 1997. Otherwise, the Fund's total return for the ten-year period would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President
W. DUGAL THOMAS, Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM REALTY FUND
-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                               NUMBER OF
                                                                                                             FUNDS IN THE
                                                                       PRINCIPAL OCCUPATION DURING            CGM FUNDS
                                         POSITION HELD AND                 PAST FIVE YEARS AND                 COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED             OTHER DIRECTORSHIPS HELD              OVERSEEN
---------------------                  ---------------------           ----------------------------            --------

INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993                  Employee, CGM; Part Owner,              4
  age 63                                                                  Kenbob, Inc. (managing partner
                                                                          of CGM)

Robert L. Kemp*                       Trustee since 1990                  Employee, CGM; Part Owner,              4
  age 72                                                                  Kenbob, Inc. (managing
                                                                          partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                        Trustee since 1993                  Counsel (formerly, Partner),            4
  age 63                                                                  Harter, Secrest & Emery LLP
                                                                          (law firm); Trustee, TT
                                                                          International U.S.A. Master
                                                                          and Feeder Trusts (four mutual
                                                                          funds)

Mark W. Holland                       Trustee since 2004                  President, Wellesley Financial          4
  age 54                                                                  Advisors, LLC; formerly Vice
                                                                          President and Chief Operating
                                                                          Officer, Fixed Income
                                                                          Management, Loomis, Sayles &
                                                                          Company L.P.; formerly
                                                                          Director, Loomis, Sayles &
                                                                          Company L.P.

Laurens MacLure                       Trustee since 1990                  Retired; formerly President             4
  age 79                                                                  and Chief Executive Officer,
                                                                          New England Deaconess
                                                                          Hospital; formerly Trustee,
                                                                          New England Zenith Fund;
                                                                          formerly Director,
                                                                          Massachusetts Blue Cross/Blue
                                                                          Shield

James Van Dyke Quereau, Jr.           Trustee since 1993                  Managing Partner and Director,          4
  age 55                                                                  Stratton Management Company
                                                                          (investment management);
                                                                          Director and Vice President,
                                                                          Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990                  Member, Ledgewood Law Firm, P.C.        4
  age 57

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990           Employee, CGM; Part Owner,              4
  age 63                                                                  Kenbob, Inc. (managing partner
                                                                          of CGM)

Robert L. Kemp*                       President since 1990                Employee, CGM; Part Owner,              4
  age 72                                                                  Kenbob, Inc. (managing partner
                                                                          of CGM)

David C. Fietze*                      Chief Compliance Officer            Employee - Legal counsel, CGM;          4
  age 35                              since 2004                          formerly counsel, Bartlett
  address:                                                                Hackett Feinberg, P.C.;
  222 Berkeley Street,                                                    formerly counsel, McLane,
  Boston, Massachusetts                                                   Graf, Raulerson & Middleton
  02116

Kathleen S. Haughton*                 Vice President since 1992           Employee - Investor Services            4
  age 44                              and Anti-Money Laundering           Division, CGM
  address:                            Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                       Treasurer since 2004                Employee - CGM; formerly Vice           4
  age 41                                                                  President - Tax and Treasury,
                                                                          AEW Capital Management L.P.

Leslie A. Lake*                       Vice President and Secretary        Employee - Office                       4
  age 59                              since 1992                          Administrator, CGM

Martha I. Maguire*                    Vice President since 1994           Employee - Funds Marketing,             4
  age 48                                                                  CGM

Mary L. Stone*                        Assistant Vice President            Employee - Portfolio                    4
  age 59                              since 1990                          Transactions, CGM

W. Dugal Thomas*                      Vice President since 1992           Employee - Director of                  4
  age 67                                                                  Marketing, CGM

                                CGM REALTY FUND
------------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2004
(unaudited)

COMMON STOCKS -- 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 20.4%                              SHARES          VALUE(a)
                                                                    ------          --------
HOTELS -- 17.9%
  FelCor Lodging Trust, Inc.(b)(c) ...........................       2,977,600      $ 36,028,960
  Host Marriott Corporation(b) ...............................       2,830,000        34,978,800
  LaSalle Hotel Properties(c) ................................       1,635,300        39,901,320
                                                                                    ------------
                                                                                     110,909,080
                                                                                    ------------
RETAIL -- 2.5%
  Chelsea Property Group, Inc. ...............................         236,000        15,391,920
                                                                                    ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS ..........................................       126,301,000
                                                                                    ------------
HOUSING AND BUILDING MATERIALS -- 79.0%
  Brookfield Homes Corporation ...............................         817,200        21,402,468
  Centex Corporation .........................................         710,000        32,482,500
  D.R. Horton, Inc. ..........................................       1,570,650        44,606,460
  Hovnanian Enterprises, Inc.(b) .............................       1,693,000        58,764,030
  KB Home ....................................................         430,000        29,510,900
  Lennar Corporation; Class A ................................         780,000        34,881,600
  Lennar Corporation; Class B ................................          78,000         3,231,540
  M.D.C. Holdings, Inc. ......................................         639,848        40,700,731
  Meritage Corporation(b) ....................................         628,900        43,268,320
  Pulte Homes, Inc. ..........................................         744,000        38,710,320
  Ryland Group, Inc. .........................................          90,800         7,100,560
  Standard Pacific Corporation ...............................         800,000        39,440,000
  Toll Brothers, Inc.(b) .....................................         905,000        38,299,600
  WCI Communities, Inc.(b) ...................................         555,000        12,382,050
  William Lyon Homes(b) ......................................         485,700        44,757,255
                                                                                    ------------
                                                                                     489,538,334
                                                                                    ------------
TOTAL COMMON STOCKS (Identified Cost $379,632,642) ...........................       615,839,334
                                                                                    ------------

                                                                        FACE
SHORT-TERM INVESTMENT -- 0.7%                                          AMOUNT
                                                                       ------
  American Express Credit Corporation, 1.30%, 7/01/04
    (Cost $4,420,000) ........................................      $4,420,000      $  4,420,000
                                                                                    ------------
TOTAL INVESTMENTS -- 100.1% (Identified Cost $384,052,642)(d) ................       620,259,334
  Cash and receivables .......................................................           770,804
  Liabilities ................................................................        (1,109,595)
                                                                                    ------------
TOTAL NET ASSETS -- 100.0% ...................................................      $619,920,543
                                                                                    ============

(a) See Note 1A.
(b) Non-income producing security.
(c) Non-controlled affiliate.
(d) Federal Tax Information: At June 30, 2004 the net unrealized appreciation on investments based on cost of $384,052,642 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................       $237,231,476
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ............................         (1,024,784)
                                                                                   ------------
Net unrealized appreciation ................................................       $236,206,692
                                                                                   ============
                           See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2004
(unaudited)

ASSETS
  Investments at value:
    Unaffiliated issuers
      (identified cost -- $331,118,398) .....................      $544,329,054
    Non-controlled affiliates
      (identified cost -- $52,934,244) ......................        75,930,280
                                                                   ------------
    Total Investments .......................................       620,259,334
  Cash ......................................................             4,674
  Receivable for:
    Shares of the Fund sold ....................     $444,299
    Dividends and interest .....................      321,831           766,130
                                                     --------      ------------
                                                                    621,030,138
                                                                   ------------
LIABILITIES
  Payable for:
    Shares of the Fund redeemed ................                        589,212
  Accrued expenses:
    Management fees ............................      416,353
    Trustees' fees .............................       20,718
    Accounting and Administration fees .........        6,166
    Transfer agent fees ........................       43,237
    Other expenses .............................       33,909           520,383
                                                     --------      ------------
                                                                      1,109,595
                                                                   ------------
NET ASSETS ..................................................      $619,920,543
                                                                   ============
  Net Assets consist of:
    Capital paid-in .........................................      $344,151,480
    Undistributed net investment income......................         5,045,675
    Accumulated net realized gain on
      investments and foreign currency
      -- net ................................................        34,516,696
    Unrealized appreciation on
      investments -- net ....................................       236,206,692
                                                                   ------------
NET ASSETS ..................................................      $619,920,543
                                                                   ============
  Shares of beneficial interest
    outstanding, no par value  ..............................        24,244,627
                                                                   ============
  Net asset value per share* ................................            $25.57
                                                                   ============
* Shares of the Fund are sold and redeemed at net asset value ($619,920,543 / 24,244,627).

                        See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2004
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (including dividend income of $686,826 from
      non-controlled affiliated issuers) .....................     $  8,029,672
    Interest .................................................           33,194
                                                                   ------------
                                                                      8,062,866
                                                                   ------------
  Expenses
    Management fees ..........................................        2,597,276
    Trustees' fees ...........................................           37,630
    Accounting and Administration ............................           37,000
    Custodian ................................................           51,117
    Transfer agent ...........................................          160,562
    Audit and tax services ...................................           19,125
    Legal ....................................................           55,861
    Printing .................................................           31,115
    Registration .............................................           16,168
    Line of credit commitment fee ............................           10,153
    Miscellaneous ............................................            1,184
                                                                   ------------
                                                                      3,017,191
                                                                   ------------
  Net investment income ......................................        5,045,675
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS
  Realized gain on investments and
    foreign currency transactions -- net......................       34,828,000
  Unrealized depreciation -- net .............................      (24,629,673)
                                                                   ------------
 Net gain on investments and foreign currency transactions ...       10,198,327
                                                                   ------------
NET CHANGE IN ASSETS FROM OPERATIONS .........................     $ 15,244,002
                                                                   ============

                        See accompanying notes to financial statements.

                                     CGM REALTY FUND
---------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              JUNE 30, 2004      DECEMBER 31,
                                                               (UNAUDITED)           2003
                                                              --------------     ------------
FROM OPERATIONS
  Net investment income ..................................     $   5,045,675      $     736,377
  Net realized gain from investments and foreign currency
    transactions .........................................        34,828,000         40,262,853
  Unrealized appreciation (depreciation) .................       (24,629,673)       250,099,843
                                                               -------------      -------------
    Change in net assets from operations .................        15,244,002        291,099,073
                                                               -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................         --                  (746,112)
  Net realized long-term capital gain on investments .....         --               (14,565,744)
                                                               -------------      -------------
                                                                   --               (15,311,856)
                                                               -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................       125,383,004        248,974,108
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................         --                   628,473
    Distributions from net long-term capital realized gain         --                12,542,810
                                                               -------------      -------------
                                                                 125,383,004        262,145,391
  Cost of shares redeemed ................................      (165,126,101)      (233,269,827)
                                                               -------------      -------------
    Change in net assets derived from capital share
      transactions .......................................       (39,743,097)        28,875,564
                                                               -------------      -------------
  Total change in net assets .............................       (24,499,095)       304,662,781

NET ASSETS
  Beginning of period ....................................       644,419,638        339,756,857
                                                               -------------      -------------
  End of period (including undistributed net investment
    income of $5,045,675 and $0, respectively) ...........     $ 619,920,543      $ 644,419,638
                                                               =============      =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................         4,893,828         12,424,150
  Issued in connection with reinvestment of:
    Dividends from net investment income .................         --                    38,971
    Distributions from net long-term capital realized gain         --                   519,300
                                                               -------------      -------------
                                                                   4,893,828         12,982,421
  Redeemed ...............................................        (6,688,203)       (12,323,869)
                                                               -------------      -------------
  Net change .............................................        (1,794,375)           658,552
                                                               =============      =============

                        See accompanying notes to financial statements.

                                                         CGM REALTY FUND
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED                           FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2004         -----------------------------------------------------------
                                               (UNAUDITED)            2003         2002         2001         2000         1999
                                               -----------            ----         ----         ----         ----         ----
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of period       $24.75             $13.39        $13.47       $13.53       $11.08       $11.59
                                                 ------             ------        ------       ------       ------       ------
Net investment income .....................        0.20(a)            0.03(a)       0.40(a)      0.48(a)      0.52         0.65

Dividends from net investment income ......       --                 (0.04)        (0.58)       (0.71)       (0.73)       (0.65)
Distribution from net long-term realized
  gain ....................................       --                 (0.56)        --           --           --           --
Distribution from tax return of capital ...       --                 --            --           --           --           (0.16)
                                                 ------             ------        ------       ------       ------       ------
Total Distributions .......................       --                 (0.60)        (0.58)       (0.71)       (0.73)       (0.81)
                                                 ------             ------        ------       ------       ------       ------
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ............................        0.62              11.93          0.10         0.17         2.66        (0.35)
                                                 ------             ------        ------       ------       ------       ------
Net increase (decrease) in net asset value         0.82              11.36         (0.08)       (0.06)        2.45        (0.51)
                                                 ------             ------        ------       ------       ------       ------
Net asset value at end of period ..........      $25.57             $24.75        $13.39       $13.47       $13.53       $11.08
                                                 ======             ======        ======       ======       ======       ======

Total Return (%) ..........................         3.3               89.7           3.5          5.1         29.2          2.6

Ratios:
Operating expenses to average net
  assets (%) ..............................        0.96*              1.02          1.03         1.00         1.02         1.06
Net investment income to average net
  assets (%) ..............................        1.61*              0.16          2.70         3.63         4.27         5.50
Portfolio turnover (%) ....................          39*                68           173          131           78           49

Net assets at end of period
  (in thousands) ($) ......................     619,921            644,420       339,757      383,156      499,922      371,830

(a) Per share net investment income has been calculated using the average shares outstanding during the period.
  * Computed on an annualized basis.

                                         See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital. Non-cash dividends, if any, are recorded at the fair market value of the securities received. For the period ended June 30, 2004 the Fund received a special distribution of a 12% senior subordinated debenture due in 2020 which amounted to $3,272,400. This amount is included in dividend income stated in the statement of operations.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2003 there were no capital loss carryovers available to offset future realized gains.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to REITs and foreign exchange gains/(losses). The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. For tax purposes, for the year ended December 31, 2003, the Fund designated $14,762,159 as long- term capital gain distribution and $746,112 as ordinary income. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. For tax purposes, for the year ended December 31, 2003, there was no undistributed ordinary income or capital gains except for the unrealized appreciation of $260,525,062.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALE OF SECURITIES -- For the period ended June 30, 2004, purchases and sales of securities other than United States government obligations and short-term investments aggregated $124,315,707 and $158,417,008, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2004, the Fund incurred management fees of $2,597,276, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2004 these expenses amounted to $37,000 and are shown separately in the financial statements as Accounting and Administration.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended June 30, 2004 each other trustee was compensated by the CGM Funds with an annual fee of $50,000 (the financial expert receives an additional $30,000 annually) plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $7,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the period ended June 30, 2004 was $3,776 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2004.

5. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended June 30, 2004:

                                     NUMBER OF                                         NUMBER OF
                                    SHARES HELD          GROSS           GROSS        SHARES HELD       DIVIDEND      MARKET VALUE
NAME OF ISSUER                   DECEMBER 31, 2003     ADDITIONS       REDUCTIONS    JUNE 30, 2004       INCOME      JUNE 30, 2004
FelCor Lodging Trust, Inc. ....      2,727,600           250,000            0          2,977,600        $      0      $36,028,960
LaSalle Hotels Properties .....      1,515,300           120,000            0          1,635,300         686,826       39,901,320
                                                                                                        --------      -----------
    Total .....................                                                                         $686,826      $75,930,280
                                                                                                        ========      ===========

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110



-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies

    Call 800-345-4048

Proxy voting policies are available without charge, upon request. These policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov.

-------------------------------------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 04                                                       Printed in U.S.A.

CGM
FOCUS FUND

27th Quarterly Report
June 30, 2004

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Focus Fund declined -4.9% during the second quarter of 2004 while the unmanaged Standard and Poor's 500 Index rose 1.7%. For the first six months of the year, CGM Focus Fund returned 0.4% compared to the unmanaged S&P 500 Index which increased 3.4%.

A check of vital signs confirms an economic expansion is well under way with new gains in employment numbers in the lead. Payrolls have added approximately 210,000 new jobs each month since January 1 for a total of 1.3 million jobs through June 2004--a far cry from the media's so-called "jobless recovery" of late last year. Gross Domestic Product increased 3.9% during the first quarter of 2004 and it looks as though the expansion rate for the second quarter will be about the same. Consumer spending--the early leader in this recovery-- continues to increase though it is no longer considered robust. June spending levels fell off, we suspect, because consumers were discouraged by the daily drumbeat of Iraqi war news and reports of terrorism around the world. And, election year rhetoric is likely taking its toll on the consumer psyche as well. On a more positive note, the flip side of the economy--capital spending by corporations--is on an upswing, fueling optimism for a continuing recovery.

Consumers are not alone in their worries about events overseas. The general uncertainty associated with developments in Iraq weighs heavily on investor confidence as well. However, the biggest questions facing investors these days have to do with inflation: How much and how fast? So far, inflation has kicked in this year at a higher rate than we expected, largely as a result of a jump in commodities prices driven by demand from China and the Pacific Rim. Though recent numbers suggest that business may be slowing in these countries, what if the economy continues to expand from current levels? The Federal Reserve Board's June 30 move to boost its target on the Federal Funds rate one quarter of one percent was so widely anticipated, the stock market barely took notice of the event and the bond market actually rose in response. For now, interest rates, while up from their lows, are still accommodating. At June 30, long term (10-year) bond yields were up to 4.6%, 30-year mortgage rates were 6.25% and three-month treasury bills were yielding 1.32%.

Stock market behavior has been somewhat puzzling so far this year. Corporate profits since the beginning of the year have been impressive with estimates of year-to-year gains of more than 25% in the first quarter of this year. Yet the equity market as measured by the S&P 500 Index is up only 3.4% in 2004 through June 30. We are inclined to think equities may be marking time for valuations to become even more attractive as earnings move higher. And, we believe investors may need to see more of the recovery accompanied by only modest inflation before stock prices react. In anticipation of stronger capital spending, we are invested in companies poised to benefit from that sector of the economy.

CGM Focus Fund holds large positions in the housing and building materials, telephone and oil refining industries. The Fund's three largest holdings are Valero Energy Corporation, Mobile TeleSystems OJSC ADR and Amerada Hess Corporation.

                                               /s/ Robert L. Kemp

                                                   Robert L. Kemp
                                                   President

July 2, 2004

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2004

                                                                  THE FUND'S
                                                 CGM FOCUS      AVERAGE ANNUAL
                                                   FUND          TOTAL RETURN
                                                 ----------     --------------
5 Years .....................................     +211.6%           +25.5%
1 Year ......................................      +34.0            +34.0
3 Months ....................................       -4.9              --

The Fund's average annual total return since inception (September 3, 1997) through June 30, 2004 is +19.1%. The adviser agreed to limit the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's total return since inception and for the five-year period ended June 30, 2004, would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President
W. DUGAL THOMAS, Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                               NUMBER OF
                                                                                                             FUNDS IN THE
                                                                       PRINCIPAL OCCUPATION DURING            CGM FUNDS
                                         POSITION HELD AND                 PAST FIVE YEARS AND                 COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED             OTHER DIRECTORSHIPS HELD              OVERSEEN
---------------------                  ---------------------           ----------------------------            --------

INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993                  Employee, CGM; Part Owner,              4
  age 63                                                                  Kenbob, Inc. (managing partner
                                                                          of CGM)

Robert L. Kemp*                       Trustee since 1990                  Employee, CGM; Part Owner,              4
  age 72                                                                  Kenbob, Inc. (managing
                                                                          partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                        Trustee since 1993                  Counsel (formerly, Partner),            4
  age 63                                                                  Harter, Secrest & Emery LLP
                                                                          (law firm); Trustee, TT
                                                                          International U.S.A. Master
                                                                          and Feeder Trusts (four mutual
                                                                          funds)

Mark W. Holland                       Trustee since 2004                  President, Wellesley Financial          4
  age 54                                                                  Advisors, LLC; formerly Vice
                                                                          President and Chief Operating
                                                                          Officer, Fixed Income
                                                                          Management, Loomis, Sayles &
                                                                          Company L.P.; formerly
                                                                          Director, Loomis, Sayles &
                                                                          Company L.P.

Laurens MacLure                       Trustee since 1990                  Retired; formerly President             4
  age 79                                                                  and Chief Executive Officer,
                                                                          New England Deaconess
                                                                          Hospital; formerly Trustee,
                                                                          New England Zenith Fund;
                                                                          formerly Director,
                                                                          Massachusetts Blue Cross/Blue
                                                                          Shield

James Van Dyke Quereau, Jr.           Trustee since 1993                  Managing Partner and Director,          4
  age 55                                                                  Stratton Management Company
                                                                          (investment management);
                                                                          Director and Vice President,
                                                                          Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990                  Member, Ledgewood Law Firm, P.C.        4
  age 57

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990           Employee, CGM; Part Owner,              4
  age 63                                                                  Kenbob, Inc. (managing partner
                                                                          of CGM)

Robert L. Kemp*                       President since 1990                Employee, CGM; Part Owner,              4
  age 72                                                                  Kenbob, Inc. (managing partner
                                                                          of CGM)

David C. Fietze*                      Chief Compliance Officer            Employee - Legal counsel, CGM;          4
  age 35                              since 2004                          formerly counsel, Bartlett
  address:                                                                Hackett Feinberg, P.C.;
  222 Berkeley Street,                                                    formerly counsel, McLane,
  Boston, Massachusetts                                                   Graf, Raulerson & Middleton
  02116

Kathleen S. Haughton*                 Vice President since 1992           Employee - Investor Services            4
  age 44                              and Anti-Money Laundering           Division, CGM
  address:                            Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                       Treasurer since 2004                Employee - CGM; formerly Vice           4
  age 41                                                                  President - Tax and Treasury,
                                                                          AEW Capital Management L.P.

Leslie A. Lake*                       Vice President and Secretary        Employee - Office                       4
  age 59                              since 1992                          Administrator, CGM

Martha I. Maguire*                    Vice President since 1994           Employee - Funds Marketing,             4
  age 48                                                                  CGM

Mary L. Stone*                        Assistant Vice President            Employee - Portfolio                    4
  age 59                              since 1990                          Transactions, CGM

W. Dugal Thomas*                      Vice President since 1992           Employee - Director of                  4
  age 67                                                                  Marketing, CGM

                                CGM FOCUS FUND
-----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2004
(unaudited)

COMMON STOCKS -- 99.7% OF TOTAL NET ASSETS
                                                                        SHARES         VALUE(a)
                                                                        ------         --------
AUTO AND RELATED -- 5.1%
  Toyota Motor Corporation ADR(b) .............................         505,000     $  41,218,100
                                                                                     ------------
BUSINESS SERVICES -- 4.8%
  Research in Motion Limited(c) ...............................         564,000        38,600,160
                                                                                     ------------
CONSUMER DURABLES -- 5.1%
  Briggs & Stratton Corporation ...............................         467,000        41,259,450
                                                                                     ------------
ELECTRONIC COMPONENTS -- 11.2%
  AU Optronics Corporation ADR(b) .............................       2,211,250        36,131,825
  Harman International Industries, Inc. .......................         324,000        29,484,000
  National Semiconductor Corporation(c) .......................       1,100,000        24,189,000
                                                                                     ------------
                                                                                       89,804,825
                                                                                     ------------
ENGINEERING AND SCIENTIFIC COMPUTERS -- 3.9%
  Fluor Corporation ...........................................         665,000        31,700,550
                                                                                     ------------
HOME PRODUCTS AND COSMETICS -- 5.5%
  Avon Products, Inc. .........................................         952,000        43,925,280
                                                                                     ------------
HOUSING AND BUILDINGS MATERIALS -- 18.5%
  D.R. Horton, Inc. ...........................................       1,292,500        36,707,000
  Hovnanian Enterprises, Inc.(c) ..............................         754,000        26,171,340
  Lennar Corporation ..........................................         790,000        35,328,800
  Meritage Corporation(c) .....................................          53,800         3,701,440
  Pulte Homes, Inc. ...........................................         465,000        24,193,950
  Toll Brothers, Inc.(c) ......................................         525,000        22,218,000
                                                                                     ------------
                                                                                      148,320,530
                                                                                     ------------
OIL - MAJOR INTEGRATED -- 3.9%
  ConocoPhillips ..............................................         405,000        30,897,450
                                                                                     ------------
OIL REFINING -- 15.0%
  Amerada Hess Corporation ....................................         566,000        44,821,540
  Premcor, Inc.(c) ............................................         645,000        24,187,500
  Valero Energy Corporation ...................................         700,000        51,632,000
                                                                                     ------------
                                                                                      120,641,040
                                                                                     ------------
STEEL -- 10.2%
  Nucor Corporation ...........................................         526,000     $  40,375,760
  United States Steel Corporation .............................       1,185,000        41,617,200
                                                                                     ------------
                                                                                       81,992,960
                                                                                     ------------
TELEPHONE -- 16.5%
  America Movil S.A. de C.V. ADR(b) ...........................       1,170,000        42,552,900
  Mobile TeleSystems OJSC ADR(b)(d) ...........................         379,500        46,299,000
  Open Joint Stock Company "Vimpel-Communications" ADR(b)(c)(d)         454,000        43,788,300
                                                                                     ------------
                                                                                      132,640,200
                                                                                     ------------

TOTAL COMMON STOCKS (Identified Cost $686,611,590) ............                       801,000,545
                                                                                     ------------
SHORT-TERM INVESTMENT -- 0.4%

                                                                        FACE
                                                                       AMOUNT
                                                                       ------

  American Express Credit Corporation, 1.3%, 7/01/04 (Cost
    $3,305,000) ...............................................      $3,305,000         3,305,000
                                                                                     ------------

TOTAL INVESTMENTS -- 100.1% (Identified Cost $689,916,590)(e) .................       804,305,545
   Cash and receivables .......................................................        25,504,815
   Liabilities ................................................................       (26,342,660)
                                                                                     ------------
TOTAL NET ASSETS -- 100.0% ....................................................      $803,467,700
                                                                                     ============

(a) See Note 1A.
(b) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(c) Non-income producing security.
(d) The Fund has approximately 11% of its assets at June 30, 2004 invested in companies incorporated in the Russian Federation.
(e) Federal Tax Information: At June 30, 2004 the net unrealized appreciation on investments based on cost of $689,916,590 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost .....................................      $121,819,199
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value .....................................        (7,430,244)
                                                                                     ------------
Net unrealized appreciation ...................................................      $114,388,955
                                                                                     ============

                        See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2004
(unaudited)

ASSETS
  Investments at value (Identified
    cost -- $689,916,590) .....................................    $804,305,545
  Cash .......................................................            4,668
  Receivable for:
    Securities sold ...........................     $21,927,237
    Shares of the Fund sold ...................       1,824,036
    Dividends and interest.....................       1,748,874      25,500,147
                                                    -----------    ------------
                                                                    829,810,360
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased ......................      24,071,627
    Shares of the Fund
    redeemed ..................................      1,193,165
    Withholding tax ...........................         329,798      25,594,590
                                                    -----------
  Accrued expenses:
    Management fees ...........................         624,863
    Trustees' fees ............................          22,849
    Accounting and
    Administration fees .......................          7,333
    Transfer agent fees .......................          48,404
    Other expenses ............................          44,621         748,070
                                                    -----------    ------------
                                                                     26,342,660
                                                                   ------------
NET ASSETS ..................................................      $803,467,700
                                                                   ============
  Net Assets consist of:
    Capital paid-in .........................................      $641,886,217
    Undistributed net investment
    income ..................................................         1,576,825
    Accumulated net realized gain ...........................        45,615,703
    Unrealized appreciation on
    investments -- net ......................................       114,388,955
                                                                   ------------
NET ASSETS ..................................................      $803,467,700
                                                                   ============
  Shares of beneficial interest
    outstanding, no par value ...............................        26,750,842
                                                                   ============
 Net asset value per share* .................................            $30.04
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value ($803,467,700 / 26,750,842).

                        See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2004
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax
     of $484,769) ..........................................      $   5,939,007
    Interest ...............................................             20,114
                                                                  -------------
                                                                      5,959,121
                                                                  -------------
  Expenses
    Management fees ........................................          3,839,184
    Trustees' fees .........................................             41,467
    Accounting & Administration ............................             44,000
    Custodian ..............................................             67,001
    Transfer agent .........................................            226,550
    Audit and tax services .................................             19,125
    Legal ..................................................             73,585
    Printing ...............................................             38,577
    Registration ...........................................             18,915
    Line of credit commitment fee ..........................             12,708
    Miscellaneous ..........................................              1,184
                                                                  -------------
                                                                      4,382,296
                                                                  -------------
  Net investment income ....................................          1,576,825
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized gain on investments -- net (including net
    realized gain of $10,908,476 on sales of investments
    in non-controlled affiliated issuers) ..................        128,812,937
  Unrealized depreciation -- net ...........................       (131,935,173)
                                                                  -------------
  Net loss on investments ..................................         (3,122,236)
                                                                  -------------

NET CHANGE IN ASSETS FROM OPERATIONS .......................      $  (1,545,411)
                                                                  =============

                        See accompanying notes to financial statements.

                                               CGM FOCUS FUND
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                   ENDED                   YEAR ENDED
                                                               JUNE 30, 2004              DECEMBER 31,
                                                                (UNAUDITED)                   2003
                                                               --------------            -------------
FROM OPERATIONS
  Net investment income (loss) ............................     $   1,576,825             $  (4,451,222)
  Net realized gain from investments ......................       128,812,937                13,061,045
  Unrealized appreciation (depreciation) ..................      (131,935,173)              245,887,589
                                                                -------------             -------------
    Change in net assets from operations ..................        (1,545,411)              254,497,412
                                                                -------------             -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ............................       196,217,756               336,779,934
  Cost of shares redeemed .................................      (166,703,749)             (199,761,235)
                                                                -------------             -------------
    Change in net assets derived from capital share
      transactions ........................................        29,514,007               137,018,699
                                                                -------------             -------------
  Total change in net assets ..............................        27,968,596               391,516,111

NET ASSETS
  Beginning of period .....................................       775,499,104               383,982,993
                                                                -------------             -------------
  End of period (including undistributed net investment
    income of $1,576,825 and $0, respectively) ............     $ 803,467,700             $ 775,499,104
                                                                =============             =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..............................         6,547,833                13,886,340
  Redeemed ................................................        (5,710,625)               (9,326,460)
                                                                -------------             -------------
  Net change ..............................................           837,208                 4,559,880
                                                                =============             =============

                               See accompanying notes to financial statements.

                                                         CGM FOCUS FUND
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2004     -------------------------------------------------------------------
                                          (UNAUDITED)        2003           2002           2001           2000          1999
                                          -----------        ----           ----           ----           ----          ----
For a share of the Fund outstanding
  throughout the period:

Net asset value at the beginning of
  period ...........................      $29.93             $17.98          $21.87         $15.80        $10.50        $ 9.71
                                          ------             ------          ------         ------        ------        ------

Net investment income (loss) (a) ...        0.06(b)           (0.21)(b)       (0.21)(b)       0.01          0.36          0.03

Dividends from net investment income        --                 --              --            (0.01)        (0.36)        (0.03)
Distribution from net realized gain         --                 --              --            (1.44)         --            --
                                          ------             ------          ------         ------        ------        ------
Total Distributions ................        --                 --              --            (1.45)        (0.36)        (0.03)
                                          ------             ------          ------         ------        ------        ------
Net realized and unrealized gain
  (loss) on investments ............        0.05              12.16           (3.68)          7.51          5.30          0.79
                                          ------             ------          ------         ------        ------        ------
Net increase (decrease) in net asset
  value ............................        0.11              11.95           (3.89)          6.07          5.30          0.79
                                          ------             ------          ------         ------        ------        ------
Net asset value at end of period ...      $30.04             $29.93          $17.98         $21.87        $15.80        $10.50
                                          ======             ======          ======         ======        ======        ======

Total Return (%) ...................         0.4               66.5           (17.8)          47.7(c)       53.9(c)        8.5(c)

Ratios:
Operating expenses to average net
  assets (%) .......................        1.12*              1.18            1.20(d)        1.20(d)       1.21(d)       1.21(d)
Operating expenses to average net
  assets before expense limitation
  (%) ..............................         N/A                N/A             N/A           1.32          1.65          1.55
Net investment income (loss) to
  average net assets (%) ...........        0.40*             (0.92)          (0.98)          0.11          3.02          0.23
Portfolio turnover (%) .............         307*               204             155            254           551           288

Net assets at end of period (in
  thousands) ($) ...................     803,468            775,499         383,983        249,562        78,889        68,876

(a) Net of reimbursement which
    amounted to ($) ................         N/A                N/A             N/A           0.01          0.05          0.04
(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c) The total return would have been lower had certain expenses not been reduced during the period.
(d) Includes the dividend expense on short sales.
  * Computed on an annualized basis.

                                         See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2003, there were capital loss carryovers available to offset future realized gains of $78,257,264 expiring in year 2010.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to net investment loss write off. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. For tax purposes, for the year ended December 31, 2003, there was no undistributed ordinary income or capital gains except for the unrealized appreciation of $241,384,100.

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. There were no securities sold short or securities held in a segregated account at June 30, 2004.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2004, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,230,951,055 and $1,198,948,854, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2004, the Fund incurred management fees of $3,839,184, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2004 these expenses amounted to $44,000 and are shown separately in the financial statements as Accounting and Administration.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended June 30, 2004 each other trustee was compensated by the CGM Funds with an annual fee of $50,000 (the financial expert receives an additional $30,000 annually) plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $7,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets on the CGM Funds, which for the period ended June 30, 2004 was $4,544 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2004.

5. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. As of June 30, 2004, the Fund's investment did not exceed 5% in any issuer. The following summarizes transactions with affiliates of the Fund during the period ended June 30, 2004:

                                        NUMBER OF                                       NUMBER OF
                                       SHARES HELD          GROSS          GROSS       SHARES HELD       DIVIDEND    MARKET VALUE
NAME OF ISSUER                      DECEMBER 31, 2003     ADDITIONS     REDUCTIONS    JUNE 30, 2004       INCOME     JUNE 30, 2004
Fleetwood Enterprises, Inc.* .....      2,111,800             0          2,111,800           0              $0            $0

* Effective February 10, 2004 the Fund no longer held Fleetwood Enterprises, Inc.

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies

    Call 800-345-4048

Proxy voting policies are available without charge, upon request. These policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov.

-------------------------------------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR2 04                                                      Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer and principal financial officer is filed as an exhibit to the registrant's annual Form N-CSR. There were no amendments to the Code during the registrant's most recent fiscal half-year ended June 30, 2004. There were no waivers or implicit waivers from the Code granted by the registrant during the most recent fiscal half-year ended June 30, 2004. A copy of the Code is available without charge, upon request by calling Capital Growth Management at 1-800-345-4048.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time. [Applicable for periods ending on or after July 9,2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on this report is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) Not applicable.

ITEM 11.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date:  September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date:  September 3, 2004

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date:  September 3, 2004